Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 22,069,635	$ 17,267,489
Receivables (Note 9)	80,825	415,301
Deferred Share Issuance Costs (Note 16)		410,257
Prepaids, deposits, and other current assets (Note 8)	641,649	822,615
Current portion of net investment in lease (Note 11)	8,369	97,234
Current assets	22,800,478	19,012,896
Non-current assets
Net investment in lease (Note 11)		8,369
Intangible assets, net (Note 12)	409,163	464,958
Non-current assets	409,163	473,327
Assets	23,209,641	19,486,223
Current liabilities
Accounts payable and accrued liabilities (Note 13, 14)	4,657,448	4,941,326
Warrant derivative (Note 15)	15,066,898	11,862,687
Current portion of lease liability (Note 11)	8,369	97,234
Current liabilities	19,732,715	16,901,247
Non-current liabilities
Lease liability (Note 11)		8,369
Non-current liabilities		8,369
Liabilities	19,732,715	16,909,616
Shareholders' Equity
Common shares (Note 16)	102,998,992	81,194,288
Reserves (Note 17)	47,241,452	24,028,532
Deficit	(146,763,518)	(102,646,213)
Shareholders' Equity	3,476,926	2,576,607
Liabilities and Shareholders' Equity	$ 23,209,641	$ 19,486,223